Leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Operating Leased Assets [Line Items]
Fiscal 2013	$ 40.6
Fiscal 2014	36.7
Fiscal 2015	31.4
Fiscal 2016	26.2
Fiscal 2017	22.0
Thereafter	89.9
Total future minimum lease payments	246.8
Rental expense	$ 88.1	$ 42.6	$ 21.6